Acquisition And Disposition Activities (Narrative) (Details) $ in Millions					3 Months Ended								12 Months Ended			24 Months Ended
	Aug. 03, 2015 USD ($) store shares	Aug. 01, 2014 USD ($)	Jan. 31, 2014 USD ($) item	Jan. 31, 2014 USD ($) item	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) store item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of branches | store													70
Allowance for loan losses					$ 57.6	$ 49.9	$ 18.4	$ 34.6	$ 15.0	$ 38.2	$ 10.2	$ 36.7	$ 160.5	$ 100.1	$ 64.9
Classification error, securities held at fair value through net income					339.7	373.4							339.7			$ 339.7
Available-for-sale securities					2,022.1				1,130.5				$ 2,022.1	1,130.5		2,022.1
Number of dimensions, maturity groups | item													2
Fair value of tax credit assets													$ 114.0
Fair value of future funding commitments as a liability													$ 19.3
Margin of portfolio percentage of original unpaid balance													10.00%
Period in which underlying assets sold by FDIC													6 months
Deposits					32,782.2				15,849.8				$ 32,782.2	15,849.8		32,782.2
Time Deposits					18,201.9								18,201.9			18,201.9
Goodwill					1,198.3				571.3				1,198.3	571.3	334.6	1,198.3
Student Loan portfolio assets held for sale					449.5								449.5			449.5
Reverse MSRs													(10.0)
Idemnification receivable					$ 65.6								$ 65.6			65.6
Mortgage-Backed Securities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Classification error, securities held at fair value through net income						$ 373.4
Repurchased GNMA Loans Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													0.90%
Reverse Mortgages Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													10.50%
PCI Loans [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Mortgage-backed securities acquired	$ 1.0
Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													4.40%
Minimum [Member] | Single-family Residential Portfolio (SFR) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													4.60%
Minimum [Member] | Jumbo Mortgages Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													3.30%
Minimum [Member] | Commercial Real Estate Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													4.20%
Minimum [Member] | Small Business Administration Loan Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													5.10%
Minimum [Member] | Commercial And Industrial Loans Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													5.30%
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													13.00%
Maximum [Member] | Single-family Residential Portfolio (SFR) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													11.90%
Maximum [Member] | Jumbo Mortgages Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													4.40%
Maximum [Member] | Commercial Real Estate Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													5.00%
Maximum [Member] | Small Business Administration Loan Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													7.30%
Maximum [Member] | Commercial And Industrial Loans Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													8.40%
Certificates Of Deposit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase accounting adjustment premium													$ 0.0
Certificates Of Deposit [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maturity range													3 months
Certificates Of Deposit [Member] | Minimum [Member] | First Dimension, Maturity Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maturity range													0 years
Certificates Of Deposit [Member] | Minimum [Member] | Second Dimension, Maturity Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maturity range													1 year
Certificates Of Deposit [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maturity range													5 years
Certificates Of Deposit [Member] | Maximum [Member] | First Dimension, Maturity Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maturity range													1 year
Certificates Of Deposit [Member] | Maximum [Member] | Second Dimension, Maturity Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maturity range													2 years
Nacco [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount			$ 250.0	$ 250.0
Percentage of outstanding shares acquired			100.00%	100.00%
Purchase price			$ 250.0	$ 250.0
Goodwill			77.0	77.0
Operating lease equipment acquired			650.0	650.0
Secured debt assumed			$ 375.0	$ 375.0
Number of railcars | item			9,500	9,500
Direct Capital [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount		$ 230.0
Assets acquired		$ 540.0
Percentage of outstanding shares acquired		100.00%
Purchase price		$ 230.0
Goodwill		170.0
Secured debt assumed		487.0
Intangible assets recorded		$ 12.0
IMB Holdco LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash for expenses	2.0
OneWest Bank [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount	3,391.6
Cash consideration paid	1,900.0
Amount of cash held retained for potential liabilities	$ 116.0
Number of branches | store	70
Allowance for loan losses	$ 0.0
Cash and interest bearing deposits	4,411.6
Mortgage-backed securities acquired	1,297.3
Unpaid principal balance	15.8
Assets acquired	21,800.0
Liabilities assumed	18,400.0
Allowance for acquisition	0.0
Indemnification assets per acquisition date fair value	455.4
Separate liability due to FDIC at fair value	56.3
Other assets	722.3
Purchase accounting adjustment premium													$ 29.0
Smaller investments in film production and renewable energy	21.0
Other assets of OREO, net book value	132.4
Property plant and equipment, fair value, acquisiiton	61.4
Premium valuation	23.6
Receivables, fair value	13.6
Deposits	14,533.3
Deposits, with no stated maturies	8,327.6
Time Deposits	6,205.7
Mortage servicing rights acquired, fair value	10.0
Adjustments to remove fair value adjustments on loan balances	4,400.0
Adjustments to remove fair value adjusments of borrowings and record interest expense	500.0
Income tax benefit													647.0	375.0		$ 1,022.0
Acquisition and integration costs													$ 55.0	5.0
Percentage of outstanding shares acquired					100.00%								100.00%			100.00%
Purchase price	3,391.6
Goodwill	663.0
Intangible assets recorded	164.7
Borrowings	$ 2,970.3
Holdbacks related to selected trailing risks					$ 116.0								$ 116.0			$ 116.0
Potential holdback to be paid					62.4								$ 62.4			62.4
OneWest Bank [Member] | FDIC Receivable [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Secured interest in FDIC receivable	40.00%
Receivables, fair value	$ 54.8
OneWest Bank [Member] | Single-family Residential Portfolio (SFR) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unpaid principal balance	6,200.0
Receivables, fair value	4,800.0
OneWest Bank [Member] | Non Single-family Residential Portfolio (Non SFR) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unpaid principal balance	1,400.0
Receivables, fair value	1,200.0
OneWest Bank [Member] | Jumbo Mortgages Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unpaid principal balance	1,400.0
Receivables, fair value	1,400.0
OneWest Bank [Member] | Commercial Real Estate Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unpaid principal balance	2,000.0
Receivables, fair value	2,000.0
OneWest Bank [Member] | Small Business Administration Loan Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unpaid principal balance	278.0
Receivables, fair value	278.0
OneWest Bank [Member] | Repurchased GNMA Loans Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unpaid principal balance	78.0
Receivables, fair value	78.0
OneWest Bank [Member] | Reverse Mortgages Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unpaid principal balance	1,100.0
Number of assumptions for key terminal cash flow projections													2
Receivables, fair value	811.0
OneWest Bank [Member] | Commercial And Industrial Loans Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Unpaid principal balance	3,300.0
Receivables, fair value	$ 3,100.0
OneWest Bank [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													4.00%
Holdback liability period													1 year
Potential holdback to be paid					0.0								$ 0.0			0.0
OneWest Bank [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													6.00%
Holdback liability period													5 years
Potential holdback to be paid					116.0								$ 116.0			116.0
OneWest Bank [Member] | Certificates Of Deposit [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													0.25%
OneWest Bank [Member] | Certificates Of Deposit [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discount rate													1.38%
IndyMac Transaction [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss share aggrement signed date													Mar. 19, 2009
Expiration period of loss share agreement													10 years
Idemnification receivable					$ 65.6								$ 65.6			$ 65.6
First Federal Transaction [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss share aggrement signed date													Dec. 18, 2009
Expiration period of loss share agreement													10 years
La Jolla Transaction [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss share aggrement signed date													Feb. 19, 2010
Expiration period of loss share agreement													10 years
Federal Home Loan Bank Borrowings [Member] | OneWest Bank [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase accounting adjustment premium													$ 6.8
Federal Home Loan Bank Borrowings [Member] | OneWest Bank [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
FHLB discount rate					0.22%								0.22%			0.22%
Federal Home Loan Bank Borrowings [Member] | OneWest Bank [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
FHLB discount rate					0.89%								0.89%			0.89%
Student Loan Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Student Loan portfolio assets held for sale															$ 3,400.0
Borrowings									3,200.0					3,200.0
Fresh start adjustment (FSA)									224.0					224.0
Debt included in repayment using portion of cash proceeds of FSA														800.0
Incremental pretax amount of indirect overhead expense in continuing operations														2.2
Assets and liabilities related to discontinued student loan business					$ 0.0				$ 0.0				$ 0.0	$ 0.0		$ 0.0
Maximum estimable losses of contingent servicing-related liabilities					40.0								40.0			40.0
Idemnification receivable					$ 66.0								$ 66.0			$ 66.0
Common Stock [Member] | OneWest Bank [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity shares paid | shares	30,900,000
Value of equity shares paid	$ 1,500.0
Restricted Stock Units (RSUs) [Member] | OneWest Bank [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity shares paid | shares	168,000
Value of equity shares paid	$ 8.0